FINANCIAL LEASE RECEIVABLES (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial lease receivables
Less: allowance for doubtful accounts/provision for credit losses	¥ (2,190,575)	¥ (763,122)	¥ (256,639)	¥ (189,305)	¥ (7,222)
Financial Lease Receivable
Financial lease receivables
Financial lease receivables, gross	42,298	144,977	301,401
Less: allowance for doubtful accounts/provision for credit losses	(27,250)	(23,157)	(6,890)	¥ (4,225)	¥ (2,624)
Financial lease receivables, net	15,048	121,820	294,511
Car dealers | Financial Lease Receivable
Financial lease receivables
Financial lease receivables, gross	27,870	130,631	239,854
Less: allowance for doubtful accounts/provision for credit losses	(20,318)	(16,390)
Financial lease receivables, net	7,552	114,241	239,854
Consumers | Financial Lease Receivable
Financial lease receivables
Financial lease receivables, gross	14,428	14,346	61,547
Less: allowance for doubtful accounts/provision for credit losses	(6,932)	(6,767)	(6,890)
Financial lease receivables, net	¥ 7,496	¥ 7,579	¥ 54,657